Concentrations (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)
Concentrations [Line Items]
Prepaid balance (in Dollars)		$ 296,976
Cash and cash equivalent (in Dollars)	$ 903,228	809,199
Bank deposits	69,000			¥ 500,000
Cash and cash equivalents (in Dollars)	$ 546,000	$ 430,000
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	43.00%
Customer Concentration Risk [Member] | Largest Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage		44.00%	48.00%
Customer Concentration Risk [Member] | Largest Customers [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	42.00%	48.00%
Customer Concentration Risk [Member] | Second Largest Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration Risk Percentage	12.00%	20.00%	23.00%
Customer Concentration Risk [Member] | Second Largest Customers [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration Risk Percentage	17.00%	13.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier One [Member]
Concentrations [Line Items]
Concentration Risk Percentage	20.00%	48.00%	50.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | Supplier [Member]
Concentrations [Line Items]
Concentration Risk Percentage		29.00%